Financial instruments (Details) - ZAR (R) R in Millions	Dec. 31, 2020	Jun. 30, 2020
Derivatives | Level 2
Financial instruments
Derivative financial assets (liabilities) - carrying value	R (2,237)	R (7,078)
Derivative financial assets (liabilities) - fair value	(2,237)	(7,078)
Derivative financial assets	1,200	600
Derivative financial liabilities	(3,400)	(7,700)
Derivatives | Level 3
Financial instruments
Derivative financial assets (liabilities) - carrying value	(668)	(2,168)
Derivative financial assets (liabilities) - fair value	(668)	(2,168)
Listed long-term debt | Level 1
Financial instruments
Financial liabilities - carrying value	50,373	56,760
Financial liabilities - fair value	R 52,710	R 50,701